Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes [Line Items]
Enterprise income tax rate	10.00%	10.00%	10.00%
Provision of valuation allowance (in Yuan Renminbi) | ¥	¥ 47,333,923			¥ 24,519,326	¥ 42,631,572
Reversal of valuation allowance (in Yuan Renminbi) | ¥				¥ 6,100,147
Singapore [Member]
Income Taxes [Line Items]
Applicable tax rate	17.00%	17.00%	17.00%
PRC [Member]
Income Taxes [Line Items]
Statutory tax rate	15.00%	15.00%	15.00%
Enterprise income tax foreign and domestic	25.00%	25.00%	25.00%
Enterprise income tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
United States [Member]
Income Taxes [Line Items]
Statutory tax rate	21.00%	21.00%	21.00%
Up To Two Million [Member] | Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate	8.25%	8.25%	8.25%
Assessable profits (in Dollars) | $		$ 2,000,000
Over Two Million [Member] | Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
Assessable profits (in Dollars) | $		$ 2,000,000
First Exemption [Member] | Singapore [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	75.00%	75.00%	75.00%
Income tax reconciliation tax exemptible income	¥ 470,000		$ 100,000
Second Exemption [Member] | Singapore [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	50.00%	50.00%	50.00%
Income tax reconciliation tax exemptible income	¥ 470,000		$ 100,000